SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of short term investments by fair value hierachy

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments:
Liquidity fund	4,549	—	—	4,549
Held-to-maturity investments:
U.S. treasury bills	—	90,430	—	90,430
Time deposit	—	18,493	—	18,493
Subtotal	—	108,923	—	108,923
Total	4,549	108,923	—	113,472

Schedule of suppliers accounted for 10% or more of research and development expenses

Supplier	2022	2023	2024
A	$4,559	$7,941	$5,010
B	*	6,926	5,846
*	Represents less than 10% of research and development expenses for the years ended December 31, 2022, 2023 and 2024.